Schedule of Investments PIMCO Strategic Income Fund, Inc.	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 349.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 11.3%

Advanced Drainage Systems, Inc. TBD% due 09/19/2026	$12	$12
Advanz Pharma Corp. 7.528% (LIBOR03M + 5.500%) due 09/06/2024 ~	2,500	2,366
Altice France S.A. 6.028% (LIBOR03M + 4.000%) due 08/14/2026 ~	99	99
Avantor, Inc. 5.044% (LIBOR03M + 3.000%) due 11/21/2024 ~	19	19
Core & Main LP 4.850% - 4.882% (LIBOR03M + 2.750%) due 08/01/2024 ~	20	20
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~	824	804
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)	1,856	1,740
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~	5,100	4,173
Fleet U.S. Bidco, Inc. TBD% due 09/23/2026 «	13	13
Forbes Energy Services LLC (5.000% Cash and 11.000% PIK) 16.000% (LIBOR03M + 5.000%) due 04/13/2021 ~(d)	66	66
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~	294	294
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~	2,374	2,392
Intelsat Jackson Holdings S.A. 5.804% (LIBOR03M + 3.750%) due 11/27/2023 ~	10	10
IRB Holding Corp. 5.550% (LIBOR03M + 3.250%) due 02/05/2025 ~	436	434
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~	1,092	698
Messer Industrie GmbH 4.604% (LIBOR03M + 2.500%) due 03/01/2026 ~	53	53
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~	59	58
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~	20	19
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~	3,817	2,944
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~	4,620	3,531
Ortho-Clinical Diagnostics S.A. 5.563% (LIBOR03M + 3.250%) due 06/30/2025 ~	325	315
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)	416	409
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~	166	162
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~	167	165
11.266% (LIBOR03M + 9.000%) due 04/28/2022 ~	7,990	7,870
SS&C Technologies, Inc. 4.294% (LIBOR03M + 2.250%) due 04/16/2025 ~	131	132
Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~	100	98
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~	2,664	2,512
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,121	2,065
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~	35	31
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~	2	2
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)	4	3
Total Loan Participations and Assignments (Cost $35,083)		33,509

CORPORATE BONDS & NOTES 44.9%

BANKING & FINANCE 17.2%

Ally Financial, Inc. 8.000% due 11/01/2031	3	4
Ambac LSNI LLC 7.104% due 02/12/2023 •(m)	320	324

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Ardonagh Midco PLC 8.375% due 07/15/2023 (m)	GBP	6,310	7,466
Athene Holding Ltd. 4.125% due 01/12/2028		$13	13
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023 (m)		80	85
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		20	21
5.000% due 04/20/2048		33	36
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	119
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)	EUR	200	227
Barclays Bank PLC 7.625% due 11/21/2022 (j)(m)		$800	883
Barclays PLC
3.250% due 01/17/2033	GBP	100	125
5.875% due 09/15/2024 •(i)(j)(m)		900	1,078
7.125% due 06/15/2025 •(i)(j)(m)		1,500	1,958
7.250% due 03/15/2023 •(i)(j)(m)		1,000	1,296
8.000% due 06/15/2024 •(i)(j)		$250	266
BGC Partners, Inc. 3.750% due 10/01/2024		400	399
Brookfield Finance, Inc.
3.900% due 01/25/2028		42	44
4.700% due 09/20/2047 (m)		102	112
Cantor Fitzgerald LP
4.875% due 05/01/2024		12	13
7.875% due 10/15/2019 (m)		930	932
CBL & Associates LP
4.600% due 10/15/2024		477	317
5.250% due 12/01/2023		82	57
5.950% due 12/15/2026 (m)		280	198
Credit Suisse Group AG 7.500% due 07/17/2023 •(i)(j)(m)		200	214
Deutsche Bank AG 4.250% due 10/14/2021 (m)		3,200	3,247
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	15	16
ESH Hospitality, Inc. 4.625% due 10/01/2027		$60	60
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		111	114
6.750% due 03/15/2022 (m)		256	268
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		200	210
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)	GBP	200	260
6.500% due 03/23/2028 •(i)(j)(m)		$300	314
Hudson Pacific Properties LP 3.950% due 11/01/2027		18	19
Hunt Cos., Inc. 6.250% due 02/15/2026		14	14
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		200	202
Kennedy-Wilson, Inc. 5.875% due 04/01/2024 (m)		36	37
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)(m)		3,100	3,308
7.625% due 06/27/2023 •(i)(j)(m)	GBP	250	335
7.875% due 06/27/2029 •(i)(j)(m)		3,390	4,899
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$1,000	988
Nationstar Mortgage LLC 6.500% due 07/01/2021 (m)		386	388
Navient Corp. 6.500% due 06/15/2022 (m)		44	47
Newmark Group, Inc. 6.125% due 11/15/2023 (m)		52	56
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		20	21
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (m)		78	81
5.500% due 02/15/2024		14	15
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		2,600	2,795
Reckson Operating Partnership LP 7.750% due 03/15/2020 (m)		4,500	4,605
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		600	614
8.000% due 08/10/2025 •(i)(j)(m)		300	332
8.625% due 08/15/2021 •(i)(j)(m)		1,200	1,288
Sabra Health Care LP 4.800% due 06/01/2024		85	90
Santander UK Group Holdings PLC 6.750% due 06/24/2024 •(i)(j)(m)	GBP	2,100	2,701

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (m)		$2,000	2,153
Societe Generale S.A. 7.375% due 10/04/2023 •(i)(j)(m)		200	211
Springleaf Finance Corp.
5.625% due 03/15/2023 (m)		700	749
6.125% due 03/15/2024		60	65
6.625% due 01/15/2028 (m)		191	206
6.875% due 03/15/2025 (m)		54	60
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	200	275
TP ICAP PLC
5.250% due 01/26/2024	GBP	700	923
5.250% due 05/29/2026		100	130
UniCredit SpA 7.830% due 12/04/2023 (m)		$2,240	2,628
			50,911
INDUSTRIALS 20.4%

AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	1,700	2,016
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027		$12	12
Altice Financing S.A. 7.500% due 05/15/2026 (m)		1,350	1,438
Altice France S.A. 8.125% due 02/01/2027 (m)		600	664
Associated Materials LLC 9.000% due 01/01/2024 (m)		2,700	2,383
Avon International Capital PLC 6.500% due 08/15/2022		16	17
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		38	38
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (m)		700	720
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		38	37
Beazer Homes USA, Inc. 7.250% due 10/15/2029		6	6
Bombardier, Inc.
6.125% due 01/15/2023		400	408
7.500% due 12/01/2024		430	433
7.875% due 04/15/2027 (m)		1,272	1,270
Cheniere Energy Partners LP 4.500% due 10/01/2029		24	25
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		1,570	1,729
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		5,065	5,050
8.000% due 03/15/2026 (m)		294	294
8.625% due 01/15/2024 (m)		544	563
Connect Finco SARL 6.750% due 10/01/2026 (c)		28	29
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (d)		7	7
CVS Pass-Through Trust 7.507% due 01/10/2032		731	903
Diamond Resorts International, Inc. 7.750% due 09/01/2023 (m)		502	519
DISH DBS Corp. 5.875% due 07/15/2022		2	2
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (d)		10	10
EI Group PLC 6.875% due 05/09/2025	GBP	620	785
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		$1,100	1,210
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		1,059	651
Exela Intermediate LLC 10.000% due 07/15/2023 (m)		65	37
Fairstone Financial, Inc. 7.875% due 07/15/2024 (m)		140	147
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		766	734
6.875% due 03/01/2026 (m)		844	808
7.000% due 02/15/2021 (m)		316	319
Flex Ltd. 4.875% due 06/15/2029		62	65
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		26	25
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,600	3,305
Full House Resorts, Inc.
8.575% due 01/31/2024		$196	193

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

9.738% due 02/02/2024		17	17
General Electric Co.
5.000% due 01/21/2021 •(i)		139	132
5.875% due 01/14/2038		8	10
6.150% due 08/07/2037		7	9
Global Payments, Inc.
3.200% due 08/15/2029		24	24
4.150% due 08/15/2049		12	13
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		12	13
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		16	17
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		639	693
8.375% due 05/01/2027 (m)		1,198	1,300
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	135	153
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		100	111
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		$208	211
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		200	202
Installed Building Products, Inc. 5.750% due 02/01/2028		24	25
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (m)		105	98
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024 (m)		60	62
8.500% due 10/15/2024 (m)		60	61
9.750% due 07/15/2025 (m)		164	172
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(m)		6,032	5,761
Kinder Morgan, Inc.
5.300% due 12/01/2034 (m)		1,500	1,726
7.750% due 01/15/2032 (m)		4,500	6,201
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (c)		12	12
Melco Resorts Finance Ltd. 5.625% due 07/17/2027 (m)		200	208
Micron Technology, Inc. 5.327% due 02/06/2029 (m)		82	90
NCR Corp.
5.750% due 09/01/2027		14	14
6.125% due 09/01/2029		8	8
Netflix, Inc.
3.875% due 11/15/2029	EUR	335	388
4.625% due 05/15/2029		100	121
5.375% due 11/15/2029		$38	40
Noble Holding International Ltd. 7.875% due 02/01/2026		62	45
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022 (m)		162	159
Pacific Drilling SA 8.375% due 10/01/2023		118	100
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (m)		62	57
Performance Food Group, Inc. 5.500% due 10/15/2027		12	13
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	4,538	4,630
5.350% due 02/12/2028 (m)		$326	312
6.490% due 01/23/2027		40	42
6.500% due 03/13/2027 (m)		612	639
6.750% due 09/21/2047		20	19
6.840% due 01/23/2030		110	114
7.690% due 01/23/2050		60	63
Platin GmbH 6.875% due 06/15/2023	EUR	200	214
Prime Security Services Borrower LLC 5.750% due 04/15/2026		$24	25
Qorvo, Inc. 4.375% due 10/15/2029		12	12
Radiate Holdco LLC 6.875% due 02/15/2023 (m)		34	35
Sands China Ltd.
4.600% due 08/08/2023 (m)		200	212
5.125% due 08/08/2025 (m)		200	220
5.400% due 08/08/2028 (m)		200	226
Sensata Technologies, Inc. 4.375% due 02/15/2030		12	12
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049^		908	942
Staples, Inc. 7.500% due 04/15/2026		39	40

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Tenet Healthcare Corp.
4.625% due 09/01/2024		38	39
4.875% due 01/01/2026		16	16
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		64	59
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021 (m)		108	100
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	100	106
2.200% due 07/21/2021 (m)		$721	661
3.250% due 04/15/2022	EUR	200	203
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$913	953
5.750% due 09/30/2039 (m)		2,232	2,508
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		71	73
Transocean, Inc. 7.250% due 11/01/2025 (m)		102	90
Triumph Group, Inc.
4.875% due 04/01/2021		20	20
5.250% due 06/01/2022		14	14
6.250% due 09/15/2024		12	12
UAL Pass-Through Trust 6.636% due 01/02/2024 (m)		1,263	1,338
Unigel Luxembourg S.A.
8.750% due 10/01/2026 (c)		200	200
10.500% due 01/22/2024 (m)		300	330
Univision Communications, Inc.
5.125% due 05/15/2023 (m)		152	152
5.125% due 02/15/2025 (m)		55	54
Valaris PLC 5.750% due 10/01/2044		24	10
Vale Overseas Ltd.
6.250% due 08/10/2026 (m)		81	94
6.875% due 11/21/2036		26	33
6.875% due 11/10/2039		25	32
Vale S.A. 3.750% due 01/10/2023	EUR	200	237
ViaSat, Inc.
5.625% due 09/15/2025 (m)		$50	51
5.625% due 04/15/2027		22	23
VOC Escrow Ltd. 5.000% due 02/15/2028		15	16
Wyndham Destinations, Inc.
3.900% due 03/01/2023		36	37
4.250% due 03/01/2022		2	2
YPF S.A. 63.431% due 09/24/2020 (a)~	ARS	4,520	70
			60,408
UTILITIES 7.3%

Edison International
2.400% due 09/15/2022		$36	36
2.950% due 03/15/2023		2	2
5.750% due 06/15/2027		24	27
Frontier Communications Corp. 8.000% due 04/01/2027 (m)		62	66
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023 (m)		5,600	6,220
Gazprom OAO Via Gaz Capital S.A. 8.625% due 04/28/2034 (m)		1,710	2,431
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		1,043	1,025
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)(m)		342	339
2.950% due 03/01/2026 ^(e)(m)		460	455
3.250% due 09/15/2021 ^(e)(m)		74	74
3.250% due 06/15/2023 ^(e)(m)		482	481
3.300% due 03/15/2027 ^(e)(m)		347	345
3.300% due 12/01/2027 ^(e)(m)		400	398
3.400% due 08/15/2024 ^(e)(m)		163	164
3.500% due 10/01/2020 ^(e)(m)		4,212	4,244
3.500% due 06/15/2025 ^(e)(m)		388	388
3.750% due 02/15/2024 ^(e)(m)		228	231
3.750% due 08/15/2042 ^(e)		12	12
3.850% due 11/15/2023 ^(e)(m)		52	53
4.000% due 12/01/2046 ^(e)		7	7
4.250% due 05/15/2021 ^(e)(m)		631	637
4.250% due 08/01/2023 ^(e)(m)		500	518
4.300% due 03/15/2045 ^(e)		51	52
4.500% due 12/15/2041 ^(e)(m)		86	87
4.600% due 06/15/2043 ^(e)		20	21
4.650% due 08/01/2028 ^(e)(m)		200	213
4.750% due 02/15/2044 ^(e)		48	51
5.125% due 11/15/2043 ^(e)(m)		274	299

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

5.400% due 01/15/2040 ^(e)	8	9
5.800% due 03/01/2037 ^(e)(m)	277	313
6.050% due 03/01/2034 ^(e)	34	39
6.250% due 03/01/2039 ^(e)	44	51
6.350% due 02/15/2038 ^(e)	15	18
Petrobras Global Finance BV 5.093% due 01/15/2030	352	367
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)	537	601
9.750% due 01/06/2027 (m)	743	871
Southern California Edison Co.
3.650% due 03/01/2028	3	3
5.750% due 04/01/2035	6	7
6.000% due 01/15/2034	2	3
6.650% due 04/01/2029	36	44
Sprint Communications, Inc. 6.000% due 11/15/2022	35	37
Sprint Corp. 7.250% due 09/15/2021 (m)	107	114
Talen Energy Supply LLC 6.625% due 01/15/2028	12	12
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)	60	62
		21,427
Total Corporate Bonds & Notes (Cost $127,948)		132,746

CONVERTIBLE BONDS & NOTES 0.0%

UTILITIES 0.0%

Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	12	8
Total Convertible Bonds & Notes (Cost $8)		8

MUNICIPAL BONDS & NOTES 1.2%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	70	78
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	15	18
7.350% due 07/01/2035	10	12
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	145	157
		265
WEST VIRGINIA 1.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	25,300	1,651
7.467% due 06/01/2047	1,595	1,652
		3,303
Total Municipal Bonds & Notes (Cost $3,390)		3,568

U.S. GOVERNMENT AGENCIES 222.2%

Fannie Mae
1.664% due 08/25/2054 (m)	11,888	755
2.500% due 12/25/2027 (a)	2,886	182
3.954% due 10/25/2049 •(a)	14,913	3,172
4.250% due 11/25/2024 (m)	335	339
4.325% due 11/01/2027 •	12	12
4.366% due 12/01/2028 •	16	17
4.500% due 07/25/2040 (m)	1,044	1,132
4.510% due 09/01/2028 •	3	3
5.000% due 01/25/2038 (m)	5,653	6,309
5.000% due 07/25/2038	162	180
5.025% due 03/01/2032 •	68	68
5.313% due 12/25/2042 ~	27	30
5.500% due 07/25/2024	8	9
5.500% due 11/25/2032 - 04/25/2035 (m)	5,639	6,274
5.568% due 07/25/2029 •	490	515
5.702% due 02/25/2042 ~	439	478
5.750% due 06/25/2033	22	24
5.796% due 10/25/2042 ~	11	12
5.807% due 08/25/2043	1,317	1,460
6.000% due 09/25/2031 - 01/25/2044	1,144	1,293
6.320% due 10/25/2042 ~	315	360
6.500% due 06/25/2023 - 11/01/2047	3,324	3,790
6.500% due 03/25/2032 (m)	348	405
6.850% due 12/18/2027	9	11
7.000% due 06/18/2027 - 01/01/2047	920	1,010

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

7.000% due 09/25/2041 ~	379	414
7.000% due 03/25/2045 (m)	644	736
7.500% due 10/25/2022 - 06/25/2044	1,029	1,193
7.500% due 06/19/2041 ~	86	100
7.700% due 03/25/2023	8	8
7.768% due 07/25/2029 •	660	779
7.838% due 06/19/2041 ~	681	787
8.000% due 09/25/2021 - 09/01/2024	25	26
8.500% due 10/25/2021 - 06/25/2030	82	89
8.500% due 06/18/2027 (m)	225	256
9.423% due 05/15/2021	8	8
9.556% due 07/15/2027	4	4
Fannie Mae UMBS
4.000% due 06/01/2047	33	35
4.000% due 09/01/2047 - 07/01/2048 (m)	45,871	47,981
4.500% due 09/01/2023 - 03/01/2028	57	60
4.500% due 04/01/2041 - 08/01/2041 (m)	197	212
6.000% due 12/01/2032 - 06/01/2040 (m)	4,403	5,058
6.000% due 12/01/2032 - 02/01/2033	81	91
6.500% due 01/01/2028 - 02/01/2038	1,062	1,195
6.500% due 10/01/2033 - 07/01/2039 (m)	604	689
7.000% due 07/01/2021	26	26
7.500% due 05/01/2022	16	17
8.000% due 12/01/2022 - 06/01/2032	185	201
Fannie Mae UMBS, TBA
2.500% due 11/01/2049	189,000	187,986
3.000% due 11/01/2049 - 12/01/2049	133,100	135,002
3.500% due 11/01/2049 - 12/01/2049	45,000	46,180
4.000% due 11/01/2049	107,750	111,887
Freddie Mac
0.000% due 02/25/2046 - 11/25/2050 (b)(h)	9,296	6,338
0.100% due 02/25/2046 - 11/25/2050 (a)	119,103	451
1.791% due 08/15/2036	3,076	203
2.079% due 11/25/2045 ~(a)	5,336	745
2.174% due 11/15/2038 •(a)(m)	22,606	1,592
2.298% due 05/15/2038 •(a)(m)	5,893	289
3.946% due 10/25/2049 (c)	10,000	2,299
3.964% due 10/15/2049 - 11/25/2049 (c)	45,870	10,571
4.637% due 12/01/2026 •	4	4
4.881% due 04/01/2033 •	1	1
5.000% due 02/15/2024	4	4
5.414% due 07/25/2032 ~	99	109
5.500% due 04/01/2039 - 06/15/2041 (m)	4,477	5,028
6.000% due 12/15/2028 - 03/15/2035	592	659
6.000% due 02/15/2032 (m)	1,384	1,586
6.500% due 08/01/2021 - 09/01/2047	3,854	4,435
6.500% due 10/15/2023 - 09/15/2031 (m)	1,882	2,145
6.500% due 09/25/2043 ~	46	54
6.900% due 09/15/2023	130	138
6.950% due 07/15/2021	39	40
7.000% due 08/01/2021 - 10/25/2043	1,183	1,327
7.000% due 03/15/2029 - 01/01/2036 (m)	1,874	2,138
7.168% due 10/25/2029 •	650	751
7.500% due 05/15/2024 - 02/25/2042	583	631
7.500% due 08/01/2024 - 12/01/2030 (m)	905	1,011
8.000% due 08/15/2022 - 04/15/2030	55	61
8.000% due 12/01/2026 (m)	99	107
9.568% due 12/25/2027 •	1,590	1,921
12.768% due 03/25/2025 •	385	508
Ginnie Mae
1.529% due 12/20/2048	24,697	1,965
3.983% due 09/20/2049 •(a)	29,250	6,270
4.006% due 08/20/2049 •(a)	33,888	6,109
4.156% due 06/20/2047 •(a)	16,164	2,749
6.000% due 04/15/2029 - 12/15/2038	93	104
6.000% due 07/15/2037 - 11/15/2038 (m)	958	1,067
6.500% due 11/20/2024 - 10/20/2038	68	69
6.500% due 04/15/2032 - 05/15/2032 (m)	376	422
7.000% due 04/15/2024 - 06/15/2026	32	31
7.500% due 06/15/2023 - 03/15/2029	414	424
7.500% due 04/15/2027 - 01/15/2029 (m)	95	103
8.000% due 11/15/2021 - 11/15/2022	2	1
8.500% due 05/15/2022 - 02/15/2031	9	9
9.000% due 01/15/2020	1	1
Ginnie Mae, TBA 4.000% due 10/01/2049 - 11/01/2049	20,000	20,947
Small Business Administration
4.625% due 02/01/2025	62	65
5.510% due 11/01/2027	215	234
5.780% due 08/01/2027	16	18
5.820% due 07/01/2027	18	20
Vendee Mortgage Trust
6.500% due 03/15/2029	105	117
6.750% due 02/15/2026 - 06/15/2026	71	79

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

7.500% due 09/15/2030		1,707	2,003
Total U.S. Government Agencies (Cost $651,747)			656,813

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Bonds
3.000% due 02/15/2049		100	119
Total U.S. Treasury Obligations (Cost $109)			119

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.5%

Adjustable Rate Mortgage Trust
4.472% due 07/25/2035 ~		382	375
4.960% due 08/25/2035 ~		449	451
Banc of America Mortgage Trust 4.469% due 02/25/2035 ~		13	14
Bancorp Commercial Mortgage Trust
5.778% due 08/15/2032 •		3,300	3,342
7.468% due 11/15/2033 •		4,485	4,485
BCAP LLC Trust
2.372% due 07/26/2036 ~		211	182
4.658% due 10/26/2033 ~		130	119
4.991% due 06/26/2035 ~		43	41
Bear Stearns ALT-A Trust 3.962% due 08/25/2036 ^~		299	202
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		3,065	3,178
5.792% due 12/11/2040 ~		5,728	5,456
5.919% due 04/12/2038 ~		120	122
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		1	1
Citigroup Commercial Mortgage Trust 5.776% due 12/10/2049 ~		1,924	1,260
Citigroup Mortgage Loan Trust, Inc. 7.000% due 09/25/2033		2	2
Commercial Mortgage Loan Trust 6.236% due 12/10/2049 ~(m)		4,652	3,055
Countrywide Alternative Loan Trust
2.228% due 07/25/2046 ^•(m)		1,675	1,560
5.500% due 05/25/2022 ^		4	4
6.500% due 07/25/2035 ^		301	247
Countrywide Home Loan Mortgage Pass-Through Trust
2.658% due 03/25/2035 •(m)		1,527	1,397
3.588% due 08/25/2034 ~		380	383
3.888% due 03/25/2046 ^•		1,918	1,318
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		666	689
7.500% due 06/25/2035 ^		133	138
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		362	405
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 03/25/2036 ^(m)		963	480
Eurosail PLC
2.385% due 09/13/2045 •	GBP	1,642	1,926
3.035% due 09/13/2045 •		1,173	1,379
4.635% due 09/13/2045 •		997	1,331
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	1,354	1,295
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~(m)		$936	786
GMAC Mortgage Corp. Loan Trust 4.665% due 08/19/2034 ~		52	51
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		2,700	2,666
GSAA Home Equity Trust 6.000% due 04/01/2034		819	878
GSMPS Mortgage Loan Trust
5.470% due 06/19/2027 ~		28	28
7.000% due 06/25/2043		1,976	2,242
8.000% due 09/19/2027 ~		451	449
GSR Mortgage Loan Trust
2.348% due 12/25/2034 •		238	228
4.300% due 03/25/2033 •		2	2
6.500% due 01/25/2034		161	171
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	450	445
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$1,068	1,264
5.623% due 05/12/2045		378	156
JPMorgan Mortgage Trust
4.902% due 10/25/2036 ^~		1,567	1,544
5.500% due 08/25/2022 ^		9	9
5.500% due 06/25/2037 ^		245	248
LB-UBS Commercial Mortgage Trust 5.350% due 09/15/2040 ~(m)		1,208	1,215

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Lehman XS Trust 2.868% due 09/25/2047 •(m)		3,949	3,958
MASTR Adjustable Rate Mortgages Trust 3.928% due 10/25/2034 ~		527	497
MASTR Alternative Loan Trust
6.250% due 07/25/2036		343	296
6.500% due 03/25/2034		748	830
7.000% due 04/25/2034		28	32
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		3,366	3,287
7.500% due 07/25/2035		1,700	1,746
Morgan Stanley Resecuritization Trust 3.674% due 12/26/2046 ~		7,383	7,039
Motel 6 Trust 8.954% due 08/15/2024 •		3,780	3,849
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		888	917
7.500% due 03/25/2034 ^(m)		2,325	2,388
7.500% due 10/25/2034 ^(m)		2,664	2,954
Newgate Funding PLC
0.856% due 12/15/2050 •	EUR	1,880	1,957
1.106% due 12/15/2050 •		1,880	1,961
1.781% due 12/15/2050 •	GBP	2,589	3,063
2.031% due 12/15/2050 •		2,127	2,516
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$3,460	2,872
6.232% due 12/26/2036 ~		5,670	3,755
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035 ^		1,517	1,532
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		367	412
8.500% due 11/25/2031		662	642
Structured Asset Mortgage Investments Trust 3.946% due 08/25/2047 ^•(m)		2,415	2,402
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^(m)		2,623	2,242
WaMu Mortgage Pass-Through Certificates Trust 4.367% due 05/25/2035 ~		163	167
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		106	114
7.500% due 04/25/2033		240	258
Wells Fargo Mortgage-Backed Securities Trust
4.968% due 06/25/2035 ~		147	154
Total Non-Agency Mortgage-Backed Securities (Cost $91,032)			99,059

ASSET-BACKED SECURITIES 25.0%

Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2021		200	25
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.543% due 11/25/2032 ^•		141	4
Bear Stearns Asset-Backed Securities Trust 2.019% due 09/25/2034 •		366	357
Citigroup Mortgage Loan Trust
2.178% due 12/25/2036 •(m)		4,545	3,158
2.238% due 12/25/2036 •(m)		2,453	1,264
Citigroup Mortgage Loan Trust, Inc. 2.278% due 03/25/2037 •(m)		5,177	4,789
Conseco Finance Corp. 6.530% due 02/01/2031 ~		108	105
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,527	841
Countrywide Asset-Backed Certificates
2.148% due 12/25/2036 ^•(m)		2,964	2,795
2.158% due 06/25/2047 ^•(m)		7,238	6,478
2.218% due 06/25/2037 ^•(m)		2,154	1,970
2.218% due 06/25/2047 ^•(m)		5,434	4,843
2.308% due 06/25/2037 •(m)		8,449	8,137
4.747% due 07/25/2036 ~(m)		10,918	11,179
Countrywide Asset-Backed Certificates Trust 3.668% due 11/25/2034 •		2,297	1,771
Crecera Americas LLC 5.563% due 08/31/2020 •		5,200	5,208
Credit-Based Asset Servicing & Securitization LLC 5.403% due 12/25/2037 þ		311	317
Encore Credit Receivables Trust 2.753% due 07/25/2035 •		576	555
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(h)		12	1,913
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		319	338
Marlette Funding Trust
0.000% due 12/15/2028 «(h)		6	1,537
0.000% due 04/16/2029 «(h)		5	1,159
0.000% due 07/16/2029 «(h)		7	2,391

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

National Collegiate Commutation Trust
0.000% due 03/25/2038		3,200	1,280
0.000% due 03/25/2038 •		7,200	2,896
Oakwood Mortgage Investors, Inc. 2.258% due 06/15/2032 •		12	12
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031		15	10
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)		5	3,723
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(h)		31	1,301
0.000% due 11/25/2026 «(h)		60	3,390
Total Asset-Backed Securities (Cost $76,784)			73,746

SOVEREIGN ISSUES 4.1%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	42
3.380% due 12/31/2038 þ		1,570	664
5.250% due 01/15/2028		100	42
6.250% due 11/09/2047		100	44
7.820% due 12/31/2033		3,702	1,955
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	32	0
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		34,137	253
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		21,410	179
79.499% (ARLLMONP) due 06/21/2020 ~(a)		141,835	1,070
Autonomous City of Buenos Aires Argentina 62.660% due 03/29/2024 •(a)		46,535	434
Peru Government International Bond
5.400% due 08/12/2034	PEN	7	2
5.940% due 02/12/2029		2,071	696
6.150% due 08/12/2032		1,172	398
6.350% due 08/12/2028		2,191	757
6.900% due 08/12/2037		13	5
6.950% due 08/12/2031		563	204
8.200% due 08/12/2026		1,243	468
Provincia de Buenos Aires
57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	178,870	1,088
63.194% due 05/31/2022 •(a)		60	0
Republic of South Africa Government International Bond
4.850% due 09/30/2029		$600	599
5.750% due 09/30/2049		600	598
Turkey Government International Bond
4.625% due 03/31/2025	EUR	900	1,009
5.200% due 02/16/2026		300	342
7.625% due 04/26/2029 (m)		$1,200	1,278
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		135	15
8.250% due 10/13/2024 ^(e)		13	2
9.250% due 09/15/2027 ^(e)		171	19
Total Sovereign Issues (Cost $23,556)			12,163
		SHARES
COMMON STOCKS 0.5%

COMMUNICATION SERVICES 0.4%

Clear Channel Outdoor Holdings, Inc. (f)		291,816	736
iHeartMedia, Inc.		216	3
iHeartMedia, Inc. 'A' (f)		16,075	241
			980
CONSUMER DISCRETIONARY 0.1%

Caesars Entertainment Corp. (f)		27,655	322

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		4,500	3

INDUSTRIALS 0.0%

Westmoreland Mining Holdings LLC «(k)		70	1
Total Common Stocks (Cost $2,273)			1,306

WARRANTS 0.5%

COMMUNICATION SERVICES 0.5%

iHeartMedia, Inc.		104,691	1,570

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Total Warrants (Cost $1,971)		1,570

PREFERRED SECURITIES 2.4%

BANKING & FINANCE 2.4%

Nationwide Building Society 10.250% ~	36,440	7,034
Total Preferred Securities (Cost $7,188)		7,034

REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

VICI Properties, Inc.	44,227	1,002
Total Real Estate Investment Trusts (Cost $667)		1,002

SHORT-TERM INSTRUMENTS 3.6%

REPURCHASE AGREEMENTS (l) 1.7%		4,908
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.9%
1.956% due 10/22/2019 - 12/05/2019 (g)(h)(o)(q)	5,683	5,666
Total Short-Term Instruments (Cost $10,573)		10,574
Total Investments in Securities (Cost $1,032,329)		1,033,217
Total Investments 349.5% (Cost $1,032,329)		$1,033,217
Financial Derivative Instruments (n)(p) 0.1%(Cost or Premiums, net $(2,439))		374
Other Assets and Liabilities, net (249.6)%		(737,979)
Net Assets 100.0%		$295,612

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	03/11/2014	$222	$3	0.00%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,795	0.95
Westmoreland Mining Holdings LLC	03/26/2019	0	1	0.00
		$2,822	$2,799	0.95%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$4,908	U.S. Treasury Notes 2.250% due 03/31/2021	$(5,007)	$4,908	$4,908
Total Repurchase Agreements						$(5,007)	$4,908	$4,908

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	2.250%	09/19/2019	10/17/2019	$(591)	$(591)
	2.300	09/10/2019	10/10/2019	(2,564)	(2,567)
	2.330	09/12/2019	10/10/2019	(57,228)	(57,298)
	2.430	09/19/2019	10/17/2019	(3,928)	(3,931)
	2.450	08/13/2019	11/13/2019	(14,698)	(14,747)
	2.450	09/19/2019	10/17/2019	(993)	(994)
	2.480	09/25/2019	10/09/2019	(1,916)	(1,917)
	2.490	09/25/2019	10/09/2019	(923)	(923)
	2.500	08/14/2019	10/15/2019	(914)	(917)
	2.500	08/14/2019	11/14/2019	(8,467)	(8,495)
	2.560	09/25/2019	10/09/2019	(378)	(378)
	2.600	09/05/2019	10/07/2019	(4,359)	(4,367)
	2.640	08/13/2019	11/13/2019	(7,673)	(7,700)
	2.670	09/04/2019	12/04/2019	(3,033)	(3,039)
	2.680	08/13/2019	11/13/2019	(1,764)	(1,770)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

	2.680	08/22/2019	11/22/2019		(675)	(677)
	2.690	08/22/2019	11/22/2019		(601)	(603)
	2.690	09/09/2019	11/27/2019		(1,609)	(1,612)
	2.700	08/13/2019	11/13/2019		(463)	(465)
	2.700	09/20/2019	10/23/2019		(1,178)	(1,179)
	2.720	08/22/2019	11/22/2019		(271)	(272)
	2.720	09/04/2019	12/04/2019		(1,870)	(1,874)
	2.730	08/09/2019	11/07/2019		(3,289)	(3,302)
	2.730	08/13/2019	11/13/2019		(6,679)	(6,703)
	2.730	09/10/2019	11/07/2019		(31)	(31)
	2.740	08/13/2019	11/13/2019		(473)	(475)
	2.750	08/22/2019	11/22/2019		(246)	(247)
	2.760	08/14/2019	11/14/2019		(7,229)	(7,256)
	2.780	08/13/2019	11/13/2019		(1,058)	(1,062)
	2.780	08/22/2019	11/22/2019		(274)	(275)
	2.830	07/24/2019	10/24/2019		(1,131)	(1,137)
	2.850	08/13/2019	11/13/2019		(1,138)	(1,142)
	2.890	07/24/2019	10/24/2019		(403)	(405)
	2.900	08/09/2019	11/07/2019		(935)	(939)
	2.940	08/09/2019	11/07/2019		(3,970)	(3,987)
	3.100	08/21/2019	11/21/2019		(6,557)	(6,580)
	3.160	08/14/2019	11/14/2019		(21,433)	(21,523)
	3.170	08/13/2019	11/13/2019		(15,708)	(15,775)
	3.187	08/08/2019	11/06/2019		(4,468)	(4,489)
BRC	0.850	08/29/2019	TBD(3)	GBP	(4,419)	(5,438)
JML	0.900	08/14/2019	TBD(3)		(1,166)	(1,436)
	0.900	09/13/2019	12/13/2019		(8,439)	(10,380)
NOM	2.650	09/05/2019	10/07/2019		$(942)	(944)
	2.650	09/11/2019	10/11/2019		(5,993)	(6,002)
RTA	2.482	09/05/2019	10/08/2019		(2,418)	(2,422)
	2.604	08/14/2019	10/11/2019		(1,186)	(1,190)
	2.946	09/20/2019	10/22/2019		(423)	(423)
	3.046	09/20/2019	10/22/2019		(702)	(703)
	3.388	07/10/2019	10/10/2019		(2,883)	(2,906)
UBS	2.400	09/19/2019	10/21/2019		(186)	(186)
	2.500	09/23/2019	TBD(3)		(2,829)	(2,831)
	2.606	08/20/2019	10/16/2019		(1,821)	(1,827)
	2.706	08/20/2019	10/16/2019		(411)	(412)
Total Reverse Repurchase Agreements						$(228,744)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	3.000%	02/15/2049	$200	$(243)	$(239)
Total Short Sales (0.1)%				$(243)	$(239)

(m)	Securities with an aggregate market value of $258,374 and cash of $1,020 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(225,178) at a weighted average interest rate of 2.754%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(4)	Payable for short sales includes $(2) of accrued interest.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	11,200	$624	$9	$633	$0	$(5)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		3,800	(534)	(418)	(952)	7	0
Receive(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$25,000	64	(35)	29	6	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2022		208,500	(6,610)	(2,894)	(9,504)	46	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		32,500	(1,241)	(1,212)	(2,453)	6	0
Receive(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		14,000	46	(58)	(12)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		8,400	399	(665)	(266)	2	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		65,000	5,159	3,792	8,951	0	(17)
Pay(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		7,000	(107)	63	(44)	0	(2)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,800	299	(1,770)	(1,471)	0	(11)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		4,400	(32)	(270)	(302)	0	(6)
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		2,500	(36)	91	55	0	(3)
Receive(1)	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		23,400	(139)	(56)	(195)	0	(31)
Receive(1)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		12,500	(44)	315	271	0	(17)
Receive	6-Month EUR-EURIBOR	0.000	Annual	08/19/2021	EUR	257,400	(406)	(2,192)	(2,598)	0	(59)
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024		34,800	6	(1,309)	(1,303)	0	(11)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		164,400	(771)	16,047	15,276	0	(119)
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		34,600	739	(12,481)	(11,742)	486	0
Receive(1)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	1,500	16	(36)	(20)	0	(6)
Receive(1)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		9,200	184	(345)	(161)	26	0
Total Swap Agreements							$(2,384)	$(3,424)	$(5,808)	$582	$(287)

(o)	Securities with an aggregate market value of $551 and cash of $14,063 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$364	EUR	332	$0	$(2)
	10/2019		29,119	GBP	23,632	0	(62)
	11/2019	GBP	23,309		$28,760	62	0
BPS	10/2019		$438	EUR	396	0	(6)
	10/2019		2,998	MXN	58,756	0	(31)
	12/2019	PEN	1,744		$516	0	0
BRC	10/2019	MXN	58,756		2,982	15	0
	10/2019		$19,006	EUR	17,382	0	(60)
	11/2019	EUR	17,382		$19,052	59	0
	01/2020		$2,938	MXN	58,756	0	(14)
CBK	10/2019	CAD	166		$125	0	(1)
	10/2019	EUR	1,651		1,817	18	0
	10/2019	GBP	23,163		28,289	14	(205)
	10/2019		$406	GBP	326	0	(5)
	10/2019		756	TRY	4,346	11	0
	11/2019		2,955	RUB	195,242	38	0
GLM	10/2019	GBP	357		$441	2	0
	10/2019		$1,317	EUR	1,190	0	(20)
	10/2019		768	TRY	4,492	25	0
	11/2019		469	ARS	30,933	0	(19)
HUS	10/2019	GBP	466		$569	0	(4)
	10/2019		$356	GBP	289	0	(1)
JPM	10/2019	ARS	94,444		$1,470	0	(16)
MYI	10/2019	EUR	17,649		19,582	345	0
UAG	10/2019	GBP	261		314	0	(7)
Total Forward Foreign Currency Contracts						$589	$(453)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Fannie Mae UMBS, TBA 3.000% due 10/01/2049	$71.609	10/03/2019	5,000	$0	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 10/01/2049	72.828	10/03/2019	38,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 10/01/2049	73.906	10/03/2019	219,000	9	0
FAR	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	67.500	11/06/2019	50,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 10/01/2049	72.500	10/03/2019	185,000	7	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 10/01/2049	76.000	10/03/2019	1,000	0	0
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	72.000	11/06/2019	25,000	1	0
	Put - OTC Fannie Mae UMBS, TBA 4.500% due 11/01/2049	75.000	11/06/2019	63,000	2	0
	Put - OTC Freddie Mac, TBA 4.000% due 11/01/2049	74.000	11/06/2019	3,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 11/01/2049	74.000	11/06/2019	20,000	1	0
SAL	Put - OTC Fannie Mae UMBS, TBA 2.500% due 10/01/2049	69.000	10/03/2019	50,000	2	0
	Put - OTC Fannie Mae UMBS, TBA 2.500% due 10/01/2049	70.000	10/03/2019	139,000	5	0
	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	71.000	11/06/2019	53,100	2	0
Total Purchased Options					$33	$0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae UMBS, TBA 2.500% due 11/01/2049	$100.531	11/06/2019	25,000	$(65)	$(59)
Total Written Options					$(65)	$(59)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.278%	$200	$(23)	$25	$2	$0
Total Swap Agreements							$(23)	$25	$2	$0

(q)	Securities with an aggregate market value of $330 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.

(1)	Notional Amount represents the number of contracts.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$33,085	$424	$33,509
Corporate Bonds & Notes
Banking & Finance	0	48,116	2,795	50,911
Industrials	70	60,338	0	60,408
Utilities	0	21,427	0	21,427
Convertible Bonds & Notes
Utilities	0	8	0	8
Municipal Bonds & Notes
Illinois	0	265	0	265
West Virginia	0	3,303	0	3,303
U.S. Government Agencies	0	656,813	0	656,813
U.S. Treasury Obligations	0	119	0	119
Non-Agency Mortgage-Backed Securities	0	99,059	0	99,059
Asset-Backed Securities	0	58,332	15,414	73,746
Sovereign Issues	0	12,163	0	12,163
Common Stocks
Communication Services	977	3	0	980
Consumer Discretionary	322	0	0	322
Energy	3	0	0	3
Industrials	0	0	1	1
Warrants
Communication Services	0	1,570	0	1,570
Preferred Securities
Banking & Finance	0	7,034	0	7,034
Real Estate Investment Trusts
Real Estate	1,002	0	0	1,002
Short-Term Instruments
Repurchase Agreements	0	4,908	0	4,908
U.S. Treasury Bills	0	5,666	0	5,666

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2019 (Unaudited)

Total Investments	$2,374	$1,012,209	$18,634	$1,033,217
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(239)	$0	$(239)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$582	$0	$582
Over the counter	0	591	0	591
	$0	$1,173	$0	$1,173
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(287)	$0	$(287)
Over the counter	0	(512)	0	(512)
	$0	$(799)	$0	$(799)
Total Financial Derivative Instruments	$0	$374	$0	$374
Totals	$2,374	$1,012,344	$18,634	$1,033,352

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,705	$800	$(101)	$19	$1	$(456)	$0	$(3,544)	$424	$3
Corporate Bonds & Notes
Banking & Finance	2,685	0	0	0	0	110	0	0	2,795	110
Asset-Backed Securities	18,276	0	0	0	0	(2,862)	0	0	15,414	(2,862)
Common Stocks
Industrials	1	0	0	0	0	0	0	0	1	0
Totals	$24,667	$800	$(101)	$19	$1	$(3,208)	$0	$(3,544)	$18,634	$(2,749)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$424	Third Party Vendor	Broker Quote	98.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	2,795	Reference Instrument	Option Adjusted Spread	603.426 bps
Asset-Backed Securities	15,414	Other Valuation Techniques(2)	-	-
		Proxy Pricing	Base Price	4,196.651 - 83,274.586
Common Stocks
Industrials	1	Other Valuation Techniques(2)	-	-
Total	$18,634

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	PEN	Peruvian New Sol	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
BABs	Build America Bonds	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced	UMBS	Uniform Mortgage-Backed Security
LIBOR	London Interbank Offered Rate